Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Advertising (Details) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Details
Advertising Expense	$ 68,164	$ 15,341
Promotional Allowances	$ 56,777	$ 169,746